Note 13 - Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended June 30,
	2024	2023
	(in thousands)
Current:
Federal	$1,886	$333
State	256	56
Total current tax expense	2,142	389

Deferred:
Federal	—	(109)
State	—	(17)
Total deferred tax expense	—	(126)
Provision for income taxes	$2,142	$263

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended June 30,
	2024		2023
	(in thousands, except tax rate)
Tax at statutory rate	$(2,179)	21.0%	$(1,531)	21.0%
State income taxes, net of federal benefit	(906)	8.7%	(1,427)	19.6%
Stock-based compensation expense	19	(0.2)%	—	—%
Contingent consideration	—	—%	(121)	1.7%
Change in valuation allowance	5,172	(49.8)%	3,225	(44.2)%
Other	36	(0.3)%	117	(1.6)%
Net income tax expense	$2,142	(20.6)%	$263	(3.6)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	June 30,
	2024	2023
	(in thousands)
Deferred tax assets:
Net operating loss carry forward	$119,170	$113,819
Interest	4,845	4,188
Accrued rebates	3,819	6,994
Warrant derivatives	3,061	1,504
Research and development credits	2,416	2,416
Stock-based compensation expense	1,259	4,250
Accrued expenses	1,027	758
Section 174 capitalization	780	836
Inventory	256	743
Lease liability	305	492
Fixed assets	99	—
Other	975	1,332
Total deferred tax assets	138,012	137,332
Less: valuation allowance	(137,250)	(135,954)
Deferred tax assets, net of valuation allowance	762	1,378

Deferred tax liabilities:
Intangibles	(563)	(845)
ROU asset	(199)	(483)
Fixed assets	—	(50)
Total deferred tax liabilities	(762)	(1,378)
Net deferred tax liabilities	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	June 30,
	2024	2023
	(in thousands)
Beginning balances	$2,948	$2,822
Decrease resulting from current period tax positions	(1,996)	(120)
Increase resulting from current period tax positions	361	246
Ending balances	$1,313	$2,948

Income Tax Expense (Benefit), Intraperiod Tax Allocation [Table Text Block]
	Year Ended June 30,
	2024	2023
	(in thousands)
Continuing operations income tax expense	$2,142	$263
Discontinued operations income tax benefit	(374)	(263)
Total income tax expense	$1,768	$—